Retirement and Deferred Compensation Plans - Defined Contribution Plans and Deferred Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Total expense for employer match and profit sharing contributions	$ 21.4	$ 19.6	$ 19.8
Deferred compensation plans, asset and liability	$ 85.7	$ 82.9